Financial Risk Management - Summary of Objectives Policies and Processes for Managing Capital (Details) ₩ in Millions	Dec. 31, 2024 KRW (₩)	Dec. 31, 2023 KRW (₩)
Disclosure of objectives, policies and processes for managing capital [abstract]
Minimum common equity tier 1 capital ratio	9.00%
Minimum tier 1 capital ratio	10.50%
Minimum total regulatory capital ratio	12.50%
Total Capital:	₩ 56,849,484	₩ 53,743,658
Tier 1 Capital	52,477,447	49,390,274
Common Equity Tier 1 Capital	46,794,302	43,663,753
Additional Tier 1 Capital	5,683,146	5,726,521
Tier 2 Capital	4,372,037	4,353,384
Risk-Weighted Assets:	₩ 345,980,580	₩ 321,318,905
Total Capital ratio (%):	0.1643	0.1673
Tier 1 Capital ratio (%)	0.1517	0.1537
Common Equity Tier 1 Capital ratio (%)	0.1353	0.1359